GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Reportable Segments

	Year ended December 31,
	2023	2022	2021

Europe, Middle East and Africa (*)	$18,986	$3,225	$2,570
Asia Pacific	394	739	538
North America (**)	1,496	2,062	2,358

	$20,876	$6,026	$5,466

(*)	Includes revenues from Germany in the amount of $18,758, $3,034 and $2,491 in the years ended December 31, 2023, 2022 and 2021, respectively.

(**)	Includes revenues from United States only.

Schedule Of Long Lived Assets Based On Location [Table Text Block]
	Year ended December 31,
	2023	2022

Israel	$50,318	$56,424
United States	8	50
Germany	909	929
Others	21	13

	$51,256	$57,416